Capital - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 05, 2021
Disclosure Of Share Capital [Line Items]
Other financial liabilities		$ 158	$ 376
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 200
NCIB [member] | NCIB Amendment [Member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares		20	5
Increase in shares under amended NCIB		15
NCIB [member] | August 2021 New Share Repurchase Program [Member] | Potential Share Repurchase [Member]
Disclosure Of Share Capital [Line Items]
Share repurchases amount authorized for buy back				$ 1,200	$ 1,200
NCIB [member] | February 2021 Share Buy Back Program [Member]
Disclosure Of Share Capital [Line Items]
Repurchase of common share	$ 200